LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2016 (current maturity)	$379

Long-term portion:

2017	379
2018	379
2019	379
2020	379
Thereafter	14,797

Total	$16,313

Credit Suisse Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2016 (current maturity)	$2,018

Long-term portion:

2017	2,018
2018	2,018
2019	2,018
2020	2,018
Thereafter	83,109

Total	$91,181

DG HYP Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2016 (current maturity)	$459

Long-term portion:
2017	459
2018	459
2019	459
2020	19,671

Total	$21,048

City National Bank of Florida Loan [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,
2016 (current maturity)	$3,117

Long-term portion:
2017	4,987
2018	6,553

Total	$11,540